UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21291

Bertolet Capital Trust

(Exact name of registrant as specified in charter)

745 Fifth Ave., Suite 2400

New York, NY 10151

 (Address of principal executive offices)

(Zip code)

John E. Deysher

745 Fifth Ave., Suite 2400,

New York, NY 10151

 (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 605-7100

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

PINNACLE VALUE FUND
BERTOLET CAPITAL TRUST

			Schedule of Investments
			March 31, 2015 (Unaudited)
Shares/Principal Amount		Basis	Market Value	% of Assets

COMMON STOCKS
Banks & Thrifts
90,854	Anchor Bancorp *	$ 691,376	$ 2,045,124
9,949	Preferred Bank	70,750	273,299
30,816	Wilshire Bancorp	80,975	307,236
		843,101	2,625,659	3.98%
Conglomerate
100	Steel Partners Holding L.P. *	1,109	1,899
47,419	Regency Affiliates, Inc.	208,003	566,657
		209,112	568,556	0.86%
Energy
7,000	Carbo Ceramics, Inc.	210,979	213,570
145,151	Dawson Geophysical Co. *	985,634	619,795
685	Dorian LPG, Ltd. *	8,209	8,926
56,483	Gulfmark Offshore, Inc.	1,129,743	736,538
69,247	Permian Basin Royalty Trust	695,042	560,208
12,052	Seacor Holdings, Inc. *	896,673	839,663
37,277	Unit Corp. *	1,089,425	1,043,010
		5,015,705	4,021,710	6.10%
Financial Services
160,356	Asta Funding, Inc. *	224,567	1,337,369
294,445	BKF Capital Group, Inc. (a) *	844,164	397,501
17,440	Cadus Corp.	24,926	24,067
33,670	CoSine Communications, Inc. *	72,640	85,859
98,128	Regional Management Corp. *	1,266,685	1,448,369
338,750	Special Diversified Opportunities, Inc. *	309,864	392,950
2,051,711	SWK Holdings Corp. *	1,838,784	3,241,703
		4,581,630	6,927,818	10.51%
Furniture & Fixtures
14,992	Hooker Furniture Corp.	151,728	285,598
6,363	Flexsteel Industries, Inc.	32,602	199,098
		184,330	484,696	0.74%
Greeting Cards & Gift-wrap
31,064	CSS Industries, Inc.	494,323	936,580	1.42%

Insurance
100	Blue Capital Reinsurance Holdings, Ltd.	1,768	1,731
31,448	EMC Insurance Group	578,620	1,062,942
1,123,991	First Acceptance Corp. *	1,960,190	2,720,058
250,724	Hallmark Financial Services, Inc. *	1,640,612	2,657,674
20,363	Independence Holdings Co.	87,126	276,733
47,140	Montpelier Re Holdings Ltd.	545,927	1,812,062
93,818	National Security Group, Inc.	775,362	1,322,834
700	Navigators Group, Inc. *	26,042	54,488
42,800	Old Republic International Corp.	326,071	639,432
		5,941,718	10,547,954	16.00%
Real Estate Investment Trust
400	FRP Holdings, Inc. *	9,686	14,560
41,500	Getty Realty Corp.	586,745	755,300
		596,431	769,860	1.17%
Restaurants
10,493	Ruby Tuesday, Inc. *	63,375	63,063	0.10%

Security Services
48,854	Costar Technologies, Inc. *	375,837	664,410	1.01%

Test & Measurement
110,085	Electro Sensors, Inc. *	454,712	440,824	0.67%

Trucking
133	Patriot Transportation Holdings, Inc. *	2,394	3,321	0.01%

Total for Common Stock		$ 18,762,668	$ 28,054,451	42.54%

Closed-End & Exchange Traded Funds
3,017	Aberdeen Singapore Fund, Inc.	18,313	34,273
2,000	ASA Gold & Precious Metals, Ltd.	19,960	20,160
4,378	Babson Capital Participation Partner	57,232	53,105
64,400	Capital Southwest Corp.	1,164,389	2,989,448
33,132	Central Europe & Russia Fund, Inc.	699,567	679,206
53,879	Japan Smaller Capitalization Fund, Inc.	333,773	535,557
169,250	MVC Capital, Inc.	1,548,667	1,604,490
25,659	Petroleum & Resources Corp.	429,745	594,006
1,000	Sprott Gold Miners ETF	15,760	16,776
10,483	Turkish Investment Fund, Inc.	81,804	100,637
		4,369,210	6,627,658	10.05%

Total for Closed-End & Exchange Traded Funds		$ 4,369,210	$ 6,627,658	10.05%

SHORT TERM INVESTMENTS
Money Market Fund
500,000	Federated Prime Cash Obligations Fund 0.05% **	500,000	500,000
30,952,917	First American Government Obligation Fund Class Z 0.00% **	30,952,917	30,952,917
500,000	Invesco Liquid Assets Portfolio 0.08% **	500,000	500,000

Total for Short Term Investments		$ 31,952,917	$ 31,952,917	48.46%

	Total Investments	$ 55,084,795	$ 66,635,026	101.05%

	Liabilities In Excess of Other Assets		(692,881)	-1.05%

	Net Assets		$ 65,942,145	100.00%

(a) Level 2 Security
* Non-Income producing securities.
** Dividend Yield

NOTES TO FINANCIAL STATEMENTS
Pinnacle Value Fund
1. SECURITY TRANSACTIONS

At March 31, 2015, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $55,084,795 amounted to $11,550,231, which consisted of aggregate gross unrealized appreciation of $13,151,922 and aggregate gross unrealized depreciation of $1,601,691.

2. SECURITY VALUATION

The Fund will primarily invest in equities and convertible securities.  Investments in securities are carried at market value. Securities traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price.  Lacking a last sale price, a security is valued at its last bid price except when, in Adviser’s opinion, the last bid price does not accurately reflect the current value of the security.  When market quotations are not readily available, when Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

Fixed income securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service uses electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading lots of debt securities without regard to sale or bid prices.  When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value determined in good faith by Adviser, subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which are within 60 days of maturity, are valued by using the amortized cost method.

Valuation Inputs of Assets		Level 1	Level 2	Level 3	Total
Common Stock		$ 27,656,950	$397,501	$0	$ 28,054,451
Closed End & Exchange Traded Funds		$6,627,658	$0	$0	$6,627,658
Cash Equivalents		$ 31,952,917	$0	$0	$31,952,917
Total		$ 66,237,525	$397,501	$0	$ 66,635,026

ITEM 2. CONTROLS AND PROCEDURES.

      (a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

      (b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bertolet Capital Trust

By /s/John E. Deysher President

*John E. Deysher President

Date April 2, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/John E. Deysher Treasurer

*John E. Deysher Treasurer

Date April 2, 2015

* Print the name and title of each signing officer under his or her signature.